Operating Segment Information - Reportable Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of Operating Segments [Line Items]
Net operating revenues	$ 5,036,596	$ 149,284,706	$ 147,870,124	$ 144,830,421
Segment net income (loss), net of tax	225,345	6,679,229	4,168,562	12,641,098
Capital expenditure	1,492,452	44,236,276	91,560,639	60,504,149
Depreciation	1,719,471	50,965,120	49,691,035	43,473,008
Share of profit or loss of associates and joint ventures	5,325	157,837	(315,666)	4,694
Income tax expense (benefit)	33,485	992,481	552,524	1,027,500
Impairment loss		950,335	2,077,574	2,266,501
Segment assets	13,196,094		384,226,715		$ 391,132,220
Segment liabilities	$ 6,123,861		169,280,341		181,511,222
Operating Segments [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		149,284,706	147,870,124	144,830,421
Segment net income (loss), net of tax		6,062,725	2,557,063	11,838,491
Capital expenditure		44,236,276	91,560,639	60,504,149
Depreciation		50,965,120	49,691,035	43,473,008
Share of profit or loss of associates and joint ventures		(291,578)	(1,496,126)	(927,703)
Income tax expense (benefit)		1,167,157	983,563	876,494
Impairment loss		950,335	2,077,574	2,266,501
Segment assets			388,084,378		395,400,380
Segment liabilities			167,968,128		180,063,030
Operating Segments [Member] | Wafer Fabrication [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		148,939,836	147,444,265	141,705,196
Segment net income (loss), net of tax		6,728,620	4,218,948	13,569,672
Capital expenditure		44,229,488	91,542,436	60,386,300
Depreciation		50,737,240	49,288,201	42,833,022
Share of profit or loss of associates and joint ventures		(258,959)	(1,285,380)	(869,190)
Income tax expense (benefit)		1,167,154	992,580	880,170
Impairment loss		632,207	1,296,529	1,465,036
Segment assets			384,870,981		392,370,323
Segment liabilities			166,110,998		178,362,985
Operating Segments [Member] | New Business [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		344,870	425,859	3,125,225
Segment net income (loss), net of tax		(665,895)	(1,661,885)	(1,731,181)
Capital expenditure		6,788	18,203	117,849
Depreciation		227,880	402,834	639,986
Share of profit or loss of associates and joint ventures		(32,619)	(210,746)	(58,513)
Income tax expense (benefit)		3	(9,017)	(3,676)
Impairment loss		318,128	781,045	801,465
Segment assets			3,213,397		3,030,057
Segment liabilities			1,857,130		1,700,045
Adjustment and Elimination [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		0	0	0
Segment net income (loss), net of tax		616,504	1,611,499	802,607
Capital expenditure		0	0	0
Depreciation		0	0	0
Share of profit or loss of associates and joint ventures		449,415	1,180,460	932,397
Income tax expense (benefit)		(174,676)	(431,039)	151,006
Impairment loss		0	0	0
Segment assets			(3,857,663)		(4,268,160)
Segment liabilities			1,312,213		$ 1,448,192
Intersegments [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		13,600	6,547	15,725
Intersegments [Member] | Wafer Fabrication [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		0	0	0
Intersegments [Member] | New Business [Member]
Disclosure of Operating Segments [Line Items]
Net operating revenues		$ 13,600	$ 6,547	$ 15,725